Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2021	2020

	(Millions of yen)
Land	276,306	270,308
Buildings	1,728,811	1,687,921
Machinery and equipment	1,849,271	1,806,185
Construction in progress	43,283	37,324
Finance lease right-of-use assets	6,533	6,048

Cost	3,904,204	3,807,786
Less accumulated depreciation	(2,862,801)	(2,770,106)

Property, plant and equipment, net	1,041,403	1,037,680

Depreciation expenses for the years ended December 31, 2021, 2020 and 2019 were ¥156,333 million, ¥162,733 million and ¥170,418 million, respectively.
Amounts due for purchases of property, plant and equipment were ¥29,562 million and ¥27,688 million at December 31, 2021 and 2020, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.